                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-PX

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               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-2361

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                         ING INTERMEDIATE BOND PORTFOLIO
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                          7337 E. DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       (NAME AND ADDRESS OF AGENT FOR SERVICE)       WITH COPIES TO:

             THERESA K. KELETY, ESQ.             PHILIP H. NEWMAN, ESQ.
              ING INVESTMENTS, LLC                GOODWIN PROCTER, LLP
          7337 E. DOUBLETREE RANCH ROAD              EXCHANGE PLACE
              SCOTTSDALE, AZ 85258                  53 STATE STREET
                                                    BOSTON, MA 02109

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2008 - 06/30/2009
ING Intermediate Bond Portfolio



======================= ING INTERMEDIATE BOND PORTFOLIO ========================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING INTERMEDIATE BOND PORTFOLIO


By: /s/ Shaun P. Mathews
    -------------------------------------
    Shaun P. Mathews
    President and Chief Executive Officer

Date: August 27, 2009